PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net and Impairment of long lived assets and intangible assets with definite lives (Details)	12 Months Ended
Mar. 31, 2022
Software copyright
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years